Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 21,444	$ 19,047
Quoted Prices In Active Markets Level 1	3,141	3,614
Other Observable Inputs Level 2	18,027	15,101
Unobservable Inputs Level 3	276	332
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	313	456
Actual %	2.00%	2.00%
Target %	0 - 5%	0 - 5%
Quoted Prices In Active Markets Level 1	55	15
Other Observable Inputs Level 2	258	441
U.S. Large Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,196	5,264
Actual %	24.00%	28.00%
Quoted Prices In Active Markets Level 1	55	37
Other Observable Inputs Level 2	5,141	5,227
U.S. SMID Cap Equity
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	886	1,741
Actual %	4.00%	9.00%
Quoted Prices In Active Markets Level 1	886	1,741
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,652	2,271
Actual %	12.00%	12.00%
Quoted Prices In Active Markets Level 1	2,206	1,904
Other Observable Inputs Level 2	446	367
Global Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1,367
Actual %	7.00%
Other Observable Inputs Level 2	1,367
Private Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	276	332
Actual %	1.00%	2.00%
Unobservable Inputs Level 3	276	332
Total Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target %	35 - 55%	35 - 55%
Corporate Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,758	4,972
Actual %	27.00%	26.00%
Other Observable Inputs Level 2	5,758	4,972
Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	4,782	3,888
Actual %	22.00%	20.00%
Other Observable Inputs Level 2	4,782	3,888
Mortgage Backed And Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	275	200
Actual %	1.00%	1.00%
Other Observable Inputs Level 2	275	200
Total Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target %	45 - 65%	45 - 65%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	(61)	(77)
Quoted Prices In Active Markets Level 1	(61)	(83)
Other Observable Inputs Level 2		$ 6
Total Asset Class [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual %	100.00%	100.00%